Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information Of Trade And Other Payable Explanatory [Abstract]
Summary of Accounts Payable

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Accounts payable	766,805	765,403
Estimated accounts payable	200,016	246,988

	966,821	1,012,391